Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Convertible notes payable, discount, current portion	$ 0	$ 6,076
Convertible notes payable, discount, noncurrent portion	$ 348,460	$ 1,235,886
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	25,000,000
Common stock, shares issued	9,683,741	6,000,000
Common stock, shares outstanding	9,683,741	6,000,000